Operating expenses (Schedule of detailed information about components of professional, other fees and salaries) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	$ 391,406	$ 610,052	$ 647,710
Professional fees [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	98,412	144,244	110,933
Consulting fees [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	40,977	67,664	69,563
Salaries and benefits [Member]
Disclosure Of Operating Expenses [Line Items]
Professional, other fees and salaries	$ 252,017	$ 398,144	$ 467,214